Note 9 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unrealized gain / (loss)	$ (617,008)	$ (209,661)
Not Designated as Hedging Instrument [Member]
Total gain / (loss) on derivatives	(643,146)	902,988
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Unrealized gain / (loss)	(485,039)	(308,061)
Realized gain / (loss)	(26,137)	15,544
Not Designated as Hedging Instrument [Member] | FFA Contracts [Member]
Unrealized gain / (loss)	(131,970)	98,400
Not Designated as Hedging Instrument [Member] | FFA Contracts and Bunker Swap Contracts [Member]
Realized gain / (loss)		$ 1,097,105